CONDENSED BALANCE SHEETS (Unaudited) - USD ($)	Jul. 31, 2025		Jan. 31, 2025
Current Assets
Cash	$ 252,240		$ 59,073
Prepaid expenses	116,338
Total Current Assets	368,578		59,073
Deferred offering costs			149,313
Prepaid expenses	58,314
Investments held in Trust Account	86,885,672
Total Assets	87,312,564		208,386
Current Liabilities
Accrued expenses	83,698		18,539
Accrued offering costs	278		3,063
Promissory note – related party			200,000
Total Current Liabilities	83,976		221,602
Total Liabilities	83,976		221,602
Ordinary shares subject to possible redemption, 8,625,000 shares and 0 shares at redemption value of $10.07 and $0 per share as of July 31, 2025 and January 31, 2025, respectively	86,885,672
Shareholders’ Equity (Deficit)
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 3,373,750 and 3,075,000 shares issued and outstanding as of July 31, 2025 and January 31, 2025 (excluding 8,625,000 and 0 shares subject to possible redemption as of July 31, 2025 and January 31, 2025, respectively)	337	[1]	307	[2]
Additional paid-in capital	97,286		29,041
Retained earnings (Accumulated deficit)	245,293		(42,564)
Total Shareholders’ Deficit	342,916		(13,216)
Total Liabilities and Shareholders’ Deficit	$ 87,312,564		$ 208,386

[1]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).
[2]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).